Reportable Segments (Advances to and investments in affiliates) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Advances to and investments in unconsolidated affiliates	$ 3,462	$ 3,659	$ 4,014
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Advances to and investments in unconsolidated affiliates	5,003	3,760	4,050
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Advances to and investments in unconsolidated affiliates	$ (1,541)	$ (101)	$ (36)